CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) variable_interest_entity	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Document Period End Date	Dec. 31, 2018
Number of variable interest entities | variable_interest_entity	40
Estimated residual values of leased property (un-guaranteed)	$ 180,080	$ 232,424
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	18
Variable Interest Entity, Outstanding Lease Obligations	$ 274,300
Variable Interest Entity, Outstanding Lease Obligations, Short Term	11,300
Carrying value of vessels	403,900
Unearned lease income	221,400
Estimated residual values of leased property (un-guaranteed)	126,200
Outstanding loan balance	47,000
Outstanding loan balance, current portion	$ 6,200
Variable Interest Entities which contain Finance Lease Obligations [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	2
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	19
Carrying value of vessels	$ 353,900
Outstanding loan balance	182,900
Outstanding loan balance, current portion	$ 78,900
Variable Interest Entities Accounted for as Vessels under Capital Lease [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	3
Variable Interest Entity, Outstanding Lease Obligations	$ 270,600
Variable Interest Entity, Outstanding Lease Obligations, Short Term	20,300
Carrying value of vessels	$ 312,400